Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total assets	$ 4,150,641	$ 3,910,923
Unallocated:
Cash and cash equivalents	126,146	102,481	$ 159,639	$ 139,481
Accounts receivable and prepaid expenses	28,948	26,550
Advances to affiliates	9,739	13,026
Total assets	4,315,474	4,052,980
Liquefied Gas Segment
Segment Reporting Information [Line Items]
Total assets	3,957,088	3,550,396
Conventional Tankers Segment
Segment Reporting Information [Line Items]
Total assets	$ 193,553	$ 360,527